Subsequent Events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent events

On July 15, 2020 the Company has entered into a loan agreement with an arm’s length third party for an unsecured loan facility of $1,200,000 (the “July 2020 Loan”) due August 31, 2020. As consideration for the July 2020 Loan, the Company has agreed to pay the lender a one-time origination fee of $360,000. The Company repaid the July 2020 Loan in full on maturity.

On August 12, 2020, the Company announced that it has extended the lease with Placer Mining for further 18 months for a $150,000 extension fee, in addition to the 6 month extension available for a $60,000 extension fee (see note 7). This extension expires on August 1, 2022.

On August 14, 2020, the Company closed the first tranche of the brokered private placement of units of the Company (“August 2020 Offering”), issuing 35,212,142 units of the Company (“August 2020 Units”) at C$0.35 per August 2020 Unit for gross proceeds of C$12,324,250. Each August 2020 Unit consisted of one Common Share and one Common Share purchase warrant of the Company (“August 2020 Warrant”). Each August 2020 Warrant is exercisable into a Common Share of the Company at C$0.50 per August 2020 Warrant until August 31, 2023. In connection with the first tranche, the Company paid cash compensation of C$739,455 and issued 2,112,729 compensation options (“August 2020 Compensation Options”). Each August 2020 Compensation Option is exercisable into one August 2020 Unit until August 31, 2023.

On August 25, 2020, the Company closed the second tranche of the August 2020 Offering, issuing 20,866,292 August 2020 Units at C$0.35 per August 2020 Unit for gross proceeds of C$7,303,352. In connection with the second tranche, the Company paid cash compensation of C$314,512 and issued 1,127,178 August 2020 Compensation Options. The Company also issued 2,205,714 August 2020 Units to settle $772,000 of debt.